Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000251008
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000024655
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000024656
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000024660
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	6.10%	2.24%	1.76%
C000024661
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000176845
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000024662
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000251008
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%	1.74%	2.43%
Without Sales Load [Member] | C000024655
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%	1.71%	2.41%
Without Sales Load [Member] | C000024656
Average Annual Return [Line Items]
Average Annual Return, Percent	7.76%	1.48%	2.17%
Without Sales Load [Member] | C000024660
Average Annual Return [Line Items]
Average Annual Return, Percent	7.12%	2.45%	1.87%
Without Sales Load [Member] | C000024661
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%	2.69%	2.32%
Without Sales Load [Member] | C000176845
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	2.72%	2.32%
Without Sales Load [Member] | C000024662
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%	2.40%	2.09%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Credit Index
Average Annual Return, Percent	8.36%	1.79%	2.56%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	7.23%	0.25%	2.10%
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Credit Index
Average Annual Return, Percent	8.36%	1.79%	2.56%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	7.23%	0.25%	2.10%
FEDERATED INDEX: Bloomberg US Intermediate Credit Index (BICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Intermediate Credit Index
Average Annual Return, Percent	8.36%	1.79%	2.56%
FEDERATED INDEX: Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Corporate Debt Funds BBB-Rated Average
Average Annual Return, Percent	7.23%	0.25%	2.10%
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	0-3 Year Composite (ICE BofA index blend)
Average Annual Return, Percent	6.87%	2.12%	2.10%
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	6.76%	1.59%	1.80%
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Average
Average Annual Return, Percent	6.75%	2.65%	2.13%
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	0-3 Year Composite (ICE BofA index blend)
Average Annual Return, Percent	6.87%	2.12%	2.10%
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	6.76%	1.59%	1.80%
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Average
Average Annual Return, Percent	6.75%	2.65%	2.13%
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	0-3 Year Composite (ICE BofA index blend)
Average Annual Return, Percent	6.87%	2.12%	2.10%
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	6.76%	1.59%	1.80%
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Average
Average Annual Return, Percent	6.75%	2.65%	2.13%
FEDERATED INDEX: 0-3 Year Composite (ICE BofA index blend)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	0-3 Year Composite (ICE BofA index blend)
Average Annual Return, Percent	6.87%	2.12%	2.10%
FEDERATED INDEX: Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	6.76%	1.59%	1.80%
FEDERATED INDEX: Lipper Short Investment Grade Debt Funds
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Short Investment Grade Debt Funds Average
Average Annual Return, Percent	6.75%	2.65%	2.13%